F. BORROWINGS	9 Months Ended
Sep. 30, 2016
BORROWINGS
BORROWINGS

Federal Home Loan Bank advances

As of September 30, 2016 there were $37,000,000 Federal Home Loan Bank Advances outstanding, consisting of $8,000,000 on an overnight basis at 0.38%, $7,000,000 at 0.40% due October 6, 2016, $8,000,000 at 0.35% due October 24, 2016 $6,000,000 at 0.26% due October 26, 2016 and $8,000,000 at 0.35% due October 31, 2016.

Corporate loan

On March 27, 2014, FNB Bancorp received funding under a $6,000,000 term loan credit facility. This loan carries a variable rate of interest that fluctuates on a monthly basis. The interest rate is based on the 3 month LIBOR rate plus 4%. Payments of $50,000 in principal plus accrued interest are payable monthly. The first loan payment was due May 1, 2014. The maturity date on this credit facility is March 26, 2019. On the maturity date, all outstanding principal plus accrued interest shall become due and payable. FNB Bancorp has pledged its stock ownership in First National Bank of Northern California as collateral subject to the terms and conditions contained in the Loan Agreement and the Pledge and Security Agreement. FNB Bancorp retains the right to prepay this debt at any time upon not less than 7 days’ prior written notice to Lender. The proceeds from this loan were contributed to the Bank as an additional capital contribution. This capital contribution qualified as Tier 1 capital for the Bank under regulatory capital guidelines.